Balance Sheets (USD $)	Sep. 30, 2011	Sep. 30, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 11,006,590	$ 3,432,544
Restricted cash	301,361
Accounts receivable	224,176
Accounts receivable, related party	17,642,245	23,392,670
Due from broker	3,428,450	2,260,015
Inventory	11,198,147	8,013,153
Derivative financial instruments, related party		688,039
Prepaid expenses and other	1,107,354	533,513
Total current assets	44,908,323	38,319,934
PROPERTY AND EQUIPMENT
Land	2,064,090	2,064,090
Plant, building, and equipment	203,749,761	199,771,260
Office and other equipment	742,360	720,529
Total Cost	206,556,211	202,555,879
Accumulated depreciation	(42,293,441)	(28,757,303)
Net property and equipment	164,262,770	173,798,576
OTHER ASSETS
Other		1,142,388
Financing costs, net of amortization of $2,341,400 and $1,949,651, respectively	1,538,733	1,930,482
Total other assets	1,538,733	3,072,870
TOTAL ASSETS	210,709,826	215,191,380
LIABILITIES AND MEMBERS' EQUITY
Accounts payable	2,090,561	978,388
Accounts payable, related parties	5,239,128	2,542,055
Derivative financial instruments, related party	2,097,075
Derivative financial instruments	2,875,075	75,125
Accrued expenses	2,615,092	2,624,916
Accrued expenses, related parties	3,831,583	2,913,206
Current maturities of notes payable	21,236,780	18,058,574
Total current liabilities	39,985,294	27,192,264
NOTES PAYABLE, less current maturities	121,400,805	135,868,087
OTHER COMMITMENTS	600,010	700,006
Total long term liabilities	122,000,815	136,568,093
COMMITMENTS AND CONTINGENCIES
MEMBERS' EQUITY
Members' capital, 13,139 units issued & outstanding	76,474,111	76,474,111
Earnings (deficit)	(27,750,394)	(25,043,088)
Total members' equity	48,723,717	51,431,023
Total Liabilities and Members' Equity	$ 210,709,826	$ 215,191,380